Note 4 - Other Receivables (Details) - Other Receivables, Net ¥ in Thousands, $ in Thousands		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Note 4 - Other Receivables (Details) - Other Receivables, Net [Line Items]
Advances to staff (i)	[1]	¥ 6,492		¥ 8,159
Advances to entrepreneurial agents (ii)	[2]	367		981
Rental deposits		7,655		5,701
Interest income receivables (iii)	[3]	¥ 29,708		46,472
Value-added tax recoverable (iv)	[4]			2,786
Other		¥ 7,606		7,030
		¥ 51,828	$ 8,001	88,149
Subsidiary of Common Parent [Member]
Note 4 - Other Receivables (Details) - Other Receivables, Net [Line Items]
Receivable from third parties (v)	[5]			¥ 17,020

[1]	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
[2]	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances wereunsecured, interest-free and repayable on demand.
[3]	This represented accrued interest income on bank deposits, interest bearing receivable from third parties as described in (v) and accrued interest on subscription receivables (note 2(m)).
[4]	As of December 31, 2014, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2014 had been refunded during the year 2015.
[5]	As of December 31, 2014, receivable from third party represented the amount due from Guangdong Jintaiping Asset Management Co. Ltd in an amount of 17,020, which has been fully settled in 2015.